Fair values of financial assets and liabilities - Schedule of Carrying Values and Fair Values of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022		Jan. 01, 2022
Financial assets
Loans and advances to banks	£ 11,333	£ 10,632	[1]
Loans and advances to customers	450,720	454,899	[1]
Reverse repurchase agreements	36,006	44,865	[1]
Debt securities	12,849	9,926	[1]
Financial assets at amortised cost	510,908	520,322	[1]	£ 517,156
Financial liabilities
Deposits from banks	6,222	7,266	[1]	7,647
Customer deposits	469,813	475,331	[1]	476,344
Repurchase agreements at amortised cost	44,622	48,596	[1]	31,125
Debt securities in issue	79,264	73,819	[1]	71,552
Subordinated liabilities	9,857	10,730	[1]	£ 13,108
Carrying value
Financial assets
Loans and advances to banks	11,333	10,632
Loans and advances to customers	450,720	454,899
Reverse repurchase agreements	36,006	44,865
Debt securities	12,849	9,926
Financial assets at amortised cost	510,908	520,322
Financial liabilities
Deposits from banks	6,222	7,266
Customer deposits	469,813	475,331
Repurchase agreements at amortised cost	44,622	48,596
Debt securities in issue	79,264	73,819
Subordinated liabilities	9,857	10,730
Fair value
Financial assets
Loans and advances to banks	11,333	10,632
Loans and advances to customers	442,167	450,071
Reverse repurchase agreements	36,006	44,865
Debt securities	12,355	9,930
Financial assets at amortised cost	501,861	515,498
Financial liabilities
Deposits from banks	6,225	7,268
Customer deposits	469,229	475,147
Repurchase agreements at amortised cost	44,622	48,596
Debt securities in issue	77,363	71,975
Subordinated liabilities	£ 9,424	£ 10,065

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.